Condensed Consolidated Statements of Operations (Parenthetical)	Feb. 10, 2023	Feb. 09, 2023
Reverse stock spilt effective from February 10, 2023	0.067	0.067
Subsequent Event
Reverse stock spilt effective from February 10, 2023	0.067	0.067